TRANSPARENT VALUE TRUST

SUPPLEMENT DATED NOVEMBER 30, 2011

TO THE PROSPECTUS DATED JANUARY 28, 2011

The following information applies to each series of Transparent Value Trust (each, a “Fund”, collectively, the “Funds”)

Effective immediately, all references in the Funds’ Prospectus to the 2.00% redemption fee imposed by the Funds are hereby eliminated and the Funds will no longer impose a 2.00% redemption fee.

Each Fund reserves the right to re-establish the redemption fee and any waivers at any time.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.